SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 2,227,681	$ 2,438,118	$ 2,438,118
Finite-Lived Intangible Assets, Accumulated Amortization	(814,364)	802,891	(296,744)
Intangible Assets, Net (Excluding Goodwill)	1,413,317	1,635,227	2,141,374
Finite-Lived Intangible Assets, Accumulated Amortization	$ 814,364	$ (802,891)	$ 296,744
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months	4 years 6 months
Finite-Lived Intangible Assets, Gross	$ 1,023,118	$ 1,023,118	$ 1,023,118
Finite-Lived Intangible Assets, Accumulated Amortization	(652,267)	498,799	(289,884)
Intangible Assets, Net (Excluding Goodwill)	370,851	524,319	733,234
Finite-Lived Intangible Assets, Accumulated Amortization	652,267	(498,799)	289,884
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	866,000	866,000	866,000
Finite-Lived Intangible Assets, Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	$ 866,000	$ 866,000	$ 866,000
Intangible assets, useful life, description	Indefinite	Indefinite	Indefinite
Finite-Lived Intangible Assets, Accumulated Amortization
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years	10 years
Finite-Lived Intangible Assets, Gross	$ 185,563	$ 546,000	$ 546,000
Finite-Lived Intangible Assets, Accumulated Amortization	(34,097)	301,675	(5,443)
Intangible Assets, Net (Excluding Goodwill)	151,466	244,325	540,557
Finite-Lived Intangible Assets, Accumulated Amortization	$ 34,097	$ (301,675)	$ 5,443
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months	2 years 6 months
Finite-Lived Intangible Assets, Gross	$ 3,000	$ 3,000	$ 3,000
Finite-Lived Intangible Assets, Accumulated Amortization	(3,000)	2,417	(1,417)
Intangible Assets, Net (Excluding Goodwill)		583	1,583
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,000	$ (2,417)	$ 1,417
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 35,000
Finite-Lived Intangible Assets, Accumulated Amortization	(29,167)
Intangible Assets, Net (Excluding Goodwill)	5,833
Finite-Lived Intangible Assets, Accumulated Amortization	$ 29,167
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 115,000
Finite-Lived Intangible Assets, Accumulated Amortization	(95,833)
Intangible Assets, Net (Excluding Goodwill)	19,167
Finite-Lived Intangible Assets, Accumulated Amortization	$ 95,833